Trade Receivables, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Receivables, Net
11.	TRADE RECEIVABLES, NET

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$55,265,607	$79,636,748	$2,601,658
Less: Allowance for impairment loss	64,901	155,389	5,077

	$55,200,706	$79,481,359	$2,596,581

a.	For the year ended December 31, 2018

The Group’s average credit terms were 30 to 90 days. The Group evaluates the risk and probability of credit loss by reference to the Group’s past experiences, financial condition of each customer, as well as general economic conditions, competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced. In addition, the Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.

The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2018

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0~10%	0~50%	1~100%	0~100%	-

Gross carrying amount	$71,819,583	$6,537,819	$778,799	$405,707	$94,840	$79,636,748
Loss allowance (Lifetime ECL)	(7,119)	(4,463)	(14,949)	(40,080)	(88,778)	(155,389)

Amortized cost	$71,812,464	$6,533,356	$763,850	$365,627	$6,062	$79,481,359

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0~10%	0~50%	1~100%	0~100%	-

Gross carrying amount	$2,346,278	$213,585	$25,443	$13,254	$3,098	$2,601,658
Loss allowance (Lifetime ECL)	(233)	(147)	(488)	(1,309)	(2,900)	(5,077)

Amortized cost	$2,346,045	$213,438	$24,955	$11,945	$198	$2,596,581

The movements of the loss allowance of trade receivables were as follows:

	For the Year Ended December 31, 2018
	NT$	US$ (Note 4)

Balance at January 1, 2018	$64,901	$2,120
Net remeasurement of loss allowance	150,128	4,905
Acquisition through business combinations	3,482	114
Amounts written off	(60,109)	(1,964)
Effects of foreign currency exchange differences	(3,013)	(98)

Balance at December 31, 2018	$155,389	$5,077

b.	For the year ended December 31, 2017

The credit term that ASE and its subsidiaries applied in 2017 was identical with that applied by the Group in 2018. Allowance for doubtful debts is assessed by reference to the collectability of receivables by evaluating the account aging, historical experience and current financial condition of customers.

Aging of receivables based on the past due date

December 31, 2017
NT$

Not past due	$49,599,512
1 to 30 days	4,986,491
31 to 90 days	562,200
More than 91 days	117,404

$55,265,607

Aging of receivables that were past due but not impaired

December 31, 2017
NT$

1 to 30 days	$4,942,677
31 to 90 days	378,526

$5,321,203

Except for those impaired, ASE and its subsidiaries had not provided an allowance for doubtful debts on trade receivables at each balance sheet date since there has not been a significant change in credit quality and the amounts were still considered collectible. ASE and its subsidiaries did not hold any collateral or other credit enhancements over these balances nor did it have a legal right to offset against any amounts owed by ASE and its subsidiaries to counterparties.

Movement of the allowance for doubtful trade receivables

	Impaired Individually	Impaired Collectively	Total
	NT$	NT$	NT$

Balance at January 1, 2016	$39,046	$43,860	$82,906
Impairment losses reversed	(21,501)	(6,521)	(28,022)
Effect of foreign currency exchange differences	(1,092)	(83)	(1,175)
Balance at December 31, 2016	16,453	37,256	53,709
Impairment losses recognized	9,527	4,102	13,629
Amounts written off	-	(34)	(34)
Effect of foreign currency exchange differences	(850)	(1,553)	(2,403)

Balance at December 31, 2017	$25,130	$39,771	$64,901